Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ (82)	¥ 95
Credit (debit) amounts reclassified to earnings	0	0
Cumulative credit balance recognized in accumulated other comprehensive income	¥ 56	¥ 145